Related party transactions (Details) ¥ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	May 10, 2020 shares	May 10, 2019 USD ($) shares	Jun. 30, 2021 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Related party transactions
Amount due to related parties				¥ (519)	¥ (585)		$ (81)
Amount due from related parties				5,272	6,522
Amount due from related parties				5,500	6,667		$ 863
Common Class A [Member] | Transaction With Tencent Holdings Limited [Member]
Related party transactions
Business Combination, Consideration Transferred | $		$ 250
Issuance of ordinary shares (in shares) | shares	2,938,584	8,127,302	1,914,998
Tencent Group
Related party transactions
Amount due from related parties				1,956	791
Tencent Group | Commission service revenue from cooperation on advertising business
Related party transactions
Revenues				248	355	¥ 288
Tencent Group | Services provided and products sold
Related party transactions
Revenues				553	375	399
Tencent Group | Services received and purchases
Related party transactions
Operating expenses				5,010	3,226	2,222
Dada Group
Related party transactions
Amount due to related parties				(337)	(498)
Dada Group | Services received
Related party transactions
Revenues				523	179	133
Operating expenses				1,087	2,200	1,565
Dada Group | Traffic support, marketing and promotion services
Related party transactions
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties				(83)	(145)
Dada Group | Non-compete agreement
Related party transactions
Other income				77	82	82
Other liabilities				(101)	(181)
ATRenew Group
Related party transactions
Amount due to related parties				(45)
Amount due from related parties					5
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties				(1,038)	(1,468)
ATRenew Group | Services provided and products sold
Related party transactions
Revenues				894	664	349
ATRenew Group | Services received
Related party transactions
Operating expenses				31	32	10
JD Technology
Related party transactions
Amount of over-due receivable transferred				77	493	189
JD Technology | Services provided and products sold
Related party transactions
Revenues				882	598	342
JD Technology | Payment processing and other services received
Related party transactions
Operating expenses				8,762	6,945	4,981
Amount due to related party for payment processing services				1,985	1,721	1,285
JD Technology | Loan
Related party transactions
Other income				253	31	41
Amount due from related parties				2,876	2,707
JD Technology | Other receivables from/(payables to)
Related party transactions
Amount due from related parties				(416)	1,359
JD Technology | Finance receivables past due over certain agreed period of time
Related party transactions
Accounts receivables transferred without recourse and derecognized				43,299	33,406	¥ 24,586
Major related parties
Related party transactions
Amount due to related parties				(382)	(498)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties				(1,121)	(1,613)
Other liabilities				(101)	(181)
Related parties, other than the major related parties
Related party transactions
Amount due from related parties				¥ 492	¥ 388
Amount due from related parties as a percentage of total accounts receivable, net and prepayments and other current assets				2.28%	2.87%		2.28%
Amount due to and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties				¥ 137	¥ 87
Amount due to and deferred revenues from related parties as a percentage of total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current liabilities				0.07%	0.05%		0.07%
Related parties, other than the major related parties | Total net revenues | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)				0.24%	0.15%	0.26%
Related parties, other than the major related parties | Total operating expenses | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)				0.17%	0.28%	0.20%
Property Funds [Member] | Loan
Related party transactions
Other income				¥ 39	¥ 49	¥ 75
Amount due from related parties				769	1,045
Property Funds [Member] | Other receivables from
Related party transactions
Amount due from related parties				87	615
Property Funds [Member] | Lease and property management services received
Related party transactions
Operating expenses				¥ 1,180	¥ 838	¥ 476